Income and mining taxes (Schedule of reconciliation to statutory tax rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Statutory tax rate	26.30%	27.00%
Tax expense at statutory rate	$ (47,047)	$ (122,246)
Effect of Deductions related to mining taxes	(1,369)	(1,493)
Adjusted income taxes	(48,416)	(123,739)
Mining tax expense (recovery)	1,291	(6,674)
Adjusted income tax expense after mining tax expense (recovery)	(47,125)	(130,413)
Permanent differences related to capital items	(160)	3,270
Permanent differences related to other income tax permanent differences	(1,165)	1,747
Impact of remeasurement on decommissioning liability	7,094	(12,018)
Temporary income tax differences not recognized	(1,827)	(351)
Other temporary income tax differences not recognized	2,927	2,323
Non-deductible impairment on UCM receivable	0	7,041
Withholding tax on dividends	0	6,826
Impact related to differences in tax rates in foreign operations	5,534	20,338
Impact of changes to statutory tax rates	2,412	(259)
Foreign exchange on non-monetary items	(3,628)	(6,633)
Impact related to tax assessments and tax return amendments	1,433	(824)
Tax recovery	$ (34,505)	$ (108,953)